Nature of Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations

Note 1 – Nature of Operations

Headquartered in New-York, NY, TG-17 INC. (the “Company”, “Our Bond” or “TG-17”) was incorporated in Delaware, U.S, on April 11, 2017. In June 2018, TG-17 LLC changed its name to TG-17 INC. The Company has subsidiaries in Isreal, UK, France, Belgium and Canada to provide command center and personal security agent services to the Company’s US based Clients and worldwide. Effective September 16, 2025, the Company reincorporated from the State of Delaware to the State of Nevada pursuant to a plan of conversion approved by its board of directors and stockholders. The reincorporation did not result in any change to the Company’s name, business operations, management, assets, liabilities, or financial statements, other than the Company now being governed by Nevada law.

The Company developed a new tier of preventative personal security platform enabled by artificial intelligence combined with security personnel agents who are available 24/7 through the Bond Personal Security phone application.

Note 1 – Nature of Operations

Headquartered in New-York, NY, TG-17 INC. (the “Company”, “Our Bond” or “TG-17”) was incorporated in Delaware, U.S, on April 11, 2017. In June 2018, TG-17 LLC changed its name to TG-17 INC.

In April 2017, TG-17 Ltd. (“Israeli subsidiary”) was established. The Company holds 100% of its Common stock. The Israeli subsidiary provides research and development services to the Company as well as command center and personal security agents to the Company’s US based clients and worldwide.

In November 2023, TG-17 (UK) Ltd. (“UK subsidiary”) was established. The Company holds 100% of its Common stock. The UK subsidiary provides command center and personal security agents services to the Company’s US based clients and worldwide.

In May 2024, TG-17 (France) (“FR subsidiary”) was established. The Company holds 100% of its Common stock. The FR subsidiary provides command center and personal security agents services to the Company’s US based clients and worldwide.

In August 2025, TG-17, Inc., submitted the necessary filings to re-domicile as a Nevada corporation on August 27, 2025.

The Company has developed a new tier of preventative personal security platform enabled by artificial intelligence combined with its security personnel agents who are available 24/7 through the Bond App. Since its inception, TG-17 has dedicated resources to research and development activities that support its current projects and future development efforts.